DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting on Swaps (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount £m	£ 1,606,979	£ 1,353,360
Derivative assets	3,857	5,511
Liabilities £m	5,891	4,643
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount £m	35	34
Derivative assets	1	7
Liabilities £m	0	0
Changes in fair value used for calculating hedge ineffectiveness £m	(2)	(2)
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount £m	310	571
Derivative assets	10	7
Liabilities £m	10	8
Changes in fair value used for calculating hedge ineffectiveness £m	25	(26)
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount £m	128,153	147,724
Derivative assets	8	41
Liabilities £m	496	307
Changes in fair value used for calculating hedge ineffectiveness £m	3,108	1,887
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting on Swaps [Line Items]
Contract/ notional amount £m	235,916	97,942
Derivative assets	0	0
Liabilities £m	0	0
Changes in fair value used for calculating hedge ineffectiveness £m	£ (6,417)	£ (2,444)